LEASE (Schedule of Components of Lease Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease cost:
Fixed payment and variable payments that depend on an index or rate	$ 16,995
Short-term lease cost	1,031
Total operating lease cost	$ 18,026